Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in Unrecognised Funded Scheme Surpluses Deficit [Abstract]
Unrecognised funded scheme surpluses, beginning balance	£ 60	£ 16	£ 16
Differences on exchange	0	4	(2)
Interest on unrecognised funded scheme surpluses	(4)	(1)	(1)
Movement in year	(24)	39	1
Unrecognised funded scheme surpluses, ending balance	40	60	16
Pension schemes
Changes in Unrecognised Funded Scheme Surpluses Deficit [Abstract]
Unrecognised funded scheme surpluses, beginning balance	60	16	16
Differences on exchange	0	4	(2)
Interest on unrecognised funded scheme surpluses	(4)	(1)	(1)
Movement in year	(24)	39	1
Unrecognised funded scheme surpluses, ending balance	40	60	16
Healthcare schemes
Changes in Unrecognised Funded Scheme Surpluses Deficit [Abstract]
Unrecognised funded scheme surpluses, beginning balance	0	0	0
Differences on exchange	0	0	0
Interest on unrecognised funded scheme surpluses	0	0	0
Movement in year	0	0	0
Unrecognised funded scheme surpluses, ending balance	£ 0	£ 0	£ 0